Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2023
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

11.

Capital Stock and Changes in Capital Accounts
a)

Preferred stock
:

As of December 31, 2023, and 2022, the

Company’s authorized preferred stock
consists of 50,000,000

shares and
25,000,000

shares, respectively

(all in registered

form), par value

$
0.01
per share,

of which
1,000,000

shares are

designated as

Series A

Participating Preferred

Shares,
5,000,000
shares are designated as

Series B Preferred Shares,
10,675

shares are designated as

Series C Preferred
Shares and 400

shares are designated

as Series

D Preferred Shares.

As of December

31, 2023 and

2022,
the Company had zero

Series A Participating Preferred Shares issued and outstanding.

b)

Series

B

Preferred

Stock:

As

of

December

31,

2023,

and

2022,

the

Company

had
2,600,000
Series B Preferred

Shares issued and

outstanding with

par value $
0.01

per share, at

$
25.00

per share and
with liquidation preference

at $
25.00

per share.
Holders of Series B Preferred Shares have no voting rights
other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders of Series B Preferred

Shares rank prior to the holders

of common shares with respect
to dividends,

distributions and

payments upon

liquidation and

are subordinated

to all

of the

existing and
future indebtedness.
Dividends on the Series

B Preferred Shares

are cumulative from

the date of original

issue and are

payable
on the 15th

day of January, April, July

and October of

each year at

the dividend rate

of
8.875 % per annum,
or

$
2.21875

per

share

per

annum.

In

2023,

2022

and

2021,

dividends

on

Series

B

Preferred

Shares
amounted

to

$
5,769
,

$
5,769

and

$
5,769
,

respectively.

Since

February

14,

2019,

the

Company

may
redeem, in whole or in part, the Series B Preferred Shares at a redemption price of $ 25.00 per share plus
an amount equal

to all accumulated

and unpaid dividends thereon

to the date

of redemption, whether

or
not declared.

c)

Series C Preferred Stock
: As of December 31, 2023, and 2022,

the Company had
10,675

shares
of Series C Preferred Stock, issued and

outstanding, with par value $
0.01

per share, owned by an affiliate
of its Chief

Executive Officer, Mrs. Semiramis

Paliou.
The Series C Preferred Stock votes with the common
shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred

Stock has no dividend or

liquidation
rights and cannot be

transferred without the consent

of the Company except to

the holder’s affiliates and
immediate family members.
d)

Series D Preferred Stock
: As of December 31, 2023, and 2022, the Company had 400

shares of
Series D Preferred Stock, issued and outstanding,

with par value $
0.01

per share, owned by an affiliate of
its Chief

Executive Officer,

Mrs. Semiramis

Paliou.

The Series

D Preferred Stock

is not

redeemable and
has no

dividend or

liquidation rights.
The Series D Preferred Stock vote with the common shares of the
Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,

on

all

matters

submitted

to

a

vote

of

the

stockholders

of

the

Company, provided

however, that,
notwithstanding any

other provision

of the Series

D Preferred

Stock

statement of

designation, to

the extent
that the total number

of votes one or

more holders of Series

D Preferred Stock

is entitled to vote

(including
any voting power of such holders derived from Series D Preferred

Stock, shares of Common Stock or any
other voting security of the

Company issued and outstanding as of

the date hereof or that

may be issued
in the

future) on any

matter submitted to

a vote

of stockholders of

the Company would

exceed
36.0 % of
the total number

of votes eligible

to be cast on

such matter, the total

number of votes

that holders of

Series
D Preferred Stock may exercise derived

from the Series D Preferred Stock

together with Common Shares
and any

other voting

securities of

the

Company beneficially

owned by

such holder,

shall be

reduced to
36
% of the total number of votes that may be cast on such matter submitted to a vote of stockholders.
e)

Issuance and Repurchase of Common Shares:
In February 2021, the Company repurchased

in
a tender

offer
6,000,000

shares at

the price

of $
2.50

per share.

In
August 2021,

the Company

repurchased,
in another

tender offer,
3,333,333

shares, at

a price

of $
4.50

per share

and in

December 2021,

repurchased
3,529,411

shares at a

price of

$
4.25

per share.

The aggregate

cost of

the share repurchases

was $
45,369 ,
including

expenses.

In

2022,

the

Company

issued

under

its

ATM

program
877,581

shares

of

common
stock,

at

an

average

price

of

$
6.27

per

share

and

received

net

proceeds

of

$
5,322
.

During

2022,

the
Company

repurchased

under

its

share

repurchase

program
820,000

shares

of

common

stock,

at

an
average price of $ 4.56

per share, for an aggregate

cost of $
3,799
, including expenses. In addition, in

the
fourth

quarter

of

2022,

the

Company

issued
16,453,780

common

shares

to

Sea

Trade

(Note

6),

upon

exercise by Sea Trade of the

eight out of nine warrants mentioned in (i) below,

for the acquisition of eight
vessels,

at

an

average

price

of

$
4.13
.

On

January

30,

2023,

the

Company

issued
2,033,613

common
shares, at

$
3.84
, to

Sea Trade

upon exercise

by Sea

Trade

of a

warrant it

held for

the acquisition

of a
vessel

(Note

6).

The

Company did
no
t

receive

any

proceeds

from

the

exercise

of

the

warrants by

Sea
Trade and the exercise price of the shares issued was included in the price of the vessels acquired.
f)

Dividend on Common Stock:
On March 21,

2022, the Company paid

a dividend on its

common
stock of

$
0.20

per share,

to its

shareholders of

record as

of March

9, 2022.

On June

17, 2022,

the Company
paid a dividend on its common stock of

$
0.25

per share, to its shareholders of record as

of June 6, 2022.
On

August

19,

2022,

the

Company

paid

a

dividend

on

its

common

stock

of

$
0.275

per

share,

to

its
shareholders of record as of August 8, 2022. On December 15, 2022,

the Company paid a dividend on its
common stock of $ 0.175

per share, to its shareholders

of record as of November

28, 2022. During 2022,
the Company paid total cash dividends on common stock amounting to $
79,812 .
On March

20, 2023, the

Company paid

a dividend of

$
0.15

per share, or

$
15,965
, to

its shareholders of
record as of March 13, 2023. On July 10, 2023, the Company distributed a dividend of $ 0.15 per share to
all shareholders of record as

of June 12, 2023, and

paid $
12,424

in cash to its shareholders

who elected
to receive cash

and distributed
965,044

newly issued common shares

to its shareholders

who elected to
receive

shares.

On

September

8,

2023,

the

Company

distributed

a

dividend

of

$
0.15

per

share

to

all
shareholders of record as

of August 14, 2023, and

paid $
13,041

in cash to its shareholders

who elected to
receive

cash

and

distributed
831,672

newly

issued

common

shares

to

its

shareholders

who

elected

to
receive

shares.

On

December

4,

2023,

the

Company

distributed

a

dividend

of

$
0.15

per

share

to

all
shareholders of record

as of November

27, 2023 in

the form of

common stock and

distributed
4,831,777
newly issued common shares.
g)

Dividend in Kind:
On November 29, 2021, the

Company distributed to its shareholders of record
on November 3,

2021, the common stock

of OceanPal, acquired in

a spin-off, amounting

to $
40,509 . On
December 15, 2022,

the Company distributed

the Company’s investment

in the Series

D Preferred Shares
of OceanPal in the form of a stock dividend amounting to $ 18,189 , or $ 0.18 per share, to its shareholders
of record as of November

28, 2022. On June

9, 2023, the Company

distributed the Company’s investment
in the

Series D

Preferred Shares

of OceanPal

in the

form of

a stock

dividend amounting

to $
10,761 , or
$ 0.10

per share, to its shareholders of record as of April 24, 2023

(Notes 5(a)).

On

December 14,

2023, the

Company distributed
22,613,070

warrants to

its

shareholders of

record

on
December 6, 2023. Holders

received

one warrant for every

five shares of issued

and outstanding shares
of common stock held as of

the record date (rounded down to

the nearest whole number for any fractional
warrant. Each

Warrant

entitle the

Holder to

purchase, at

the Holder’s

sole and

exclusive election, at

the
exercise price of $ 4

per warrant,
one

share of common stock plus a

bonus share fraction. A bonus share
fraction entitles

a Holder

to receive

an additional
half

of a

share of

common stock

for each

warrant exercised
without payment of any additional exercise price. If all warrants were exercised as of December

31, 2023,
the Company would

have issued
33,919,605

common shares

with a

fair value of

$
100,741

and would have
received

$
90,452

of

proceeds.

The

warrants

were

measured

on

the

date

of

distribution

at

fair

value,
determined through level

1 account hierarchy, being the opening

price of the warrants

on the NYSE

on the
date of distribution as they are listed

under the ticker DSX_W. The value of the warrants was

measured at
$ 7,914 , or $ 0.35

per warrant and

was recorded as

liability under the

terms of ASC

480. As of

December
31, 2023, the

warrant liability was remeasured

at fair value and

recorded at $
6,332
, resulting in

a gain of
$ 1,583

separately presented

in the

2023 consolidated

statement of

income as

unrealized gain

on warrants.
As of December 31, 2023, no

warrants had been exercised.
h)

Incentive

Plan:
As

of

December

31,

2023,
13,444,759

shares

remained

reserved

for

issuance
according to the Company’s incentive plan.
Restricted stock in 2023, 2022 and 2021 is analyzed as follows:

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2020 2,423,012 $ 2.95
Granted
8,260,000

2.85
Vested
(1,168,363)

3.20
Outstanding as of December 31, 2021
9,514,649 $
2.83
Granted 1,470,000

4.15
Vested
(3,118,060)

2.86
Outstanding as of December 31, 2022
7,866,589 $
3.07
Granted 1,750,000 4.54
Vested (2,822,753) 3.05
Outstanding as of December 31, 2023 6,793,836 $ 3.45
The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate

compensation

cost

is

recognized

ratably

in

the

consolidated

statement

of

income

over

the
respective vesting periods. In 2023, 2022 and 2021,

compensation cost amounted to $
9,938 , $ 9,282

and
$ 7,442
,

respectively,

and

is

included

in

general

and

administrative

expenses

in

the

accompanying
consolidated statements of income.
As of

December 31,

2023 and

2022, the

total unrecognized cost

relating to

restricted share

awards was
$ 14,880

and $
16,873
, respectively. As of

December 31,

2023, the weighted-average

period over

which the
total compensation cost related to

non-vested awards not yet

recognized is expected to be

recognized is
1.95

years.
i)

Warrants:
On

August

11,

2022, the

Company

issued
nine

warrants

to

Sea

Trade

(Note

6)

that
permitted the holder to purchase from the Company 18,487,393 , at $ 0.01 per share, each exercisable on
the delivery of each vessel from Sea Trade to the Company.

The warrants would expire and no longer be
exercisable upon

the earlier

of the

termination date

of each

memorandum of

agreement and

the date

before
the delivery date of a vessel if

a registration statement had not been declared effective.

The holder of the
warrants would not be

considered a shareholder prior to

the issuance of the

shares. As of December

31,
2022, there was only one

warrant not exercised by Sea Trade, which was exercised

on January 30, 2023,
upon delivery of the ninth Ultramax vessel (Note 6). The

Company did
no t receive any proceeds from the
exercise of

the warrants

by Sea Trade

and the

exercise price

of the

shares issued

was included

in the

price
of the vessels acquired.